BUSINESS COMBINATIONS - Clarice Sellers' Subscription Agreement (Details) $ in Thousands		Jun. 12, 2018 shares	Dec. 31, 2019 USD ($)	Apr. 05, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Feb. 23, 2017 shares	Jul. 25, 2016 USD ($) shares	May 23, 2016	May 14, 2015 USD ($) subscription_agreement shares
Disclosure of detailed information about business combination [line items]
Number of employees								40
Other current financial liabilities	[1]		$ 8,937		$ 9,347
Clarice
Disclosure of detailed information about business combination [line items]
Number of subscription agreements | subscription_agreement									2
Number of employees									337
Other current financial liabilities			1,580		3,127
Subscription agreement
Disclosure of detailed information about business combination [line items]
Other current financial liabilities			$ 0		$ 400
Agreement 1, Tranche 1 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed (in shares) | shares									38,984
Number of employees									2
Common stock, value, subscriptions									$ 800
Agreement 1, Tranche 2 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed (in shares) | shares							20,896
Common stock, value, subscriptions							$ 800
Agreement 1, Tranche 3 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed (in shares) | shares				7,654
Common stock, value, subscriptions				$ 400
Agreement 2, Tranche 1 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed (in shares) | shares									4,873
Number of employees									1
Common stock, value, subscriptions									$ 100
Agreement 2, Tranche 2 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed (in shares) | shares							2,612
Common stock, value, subscriptions							$ 100
Options granted during the year (in shares) | shares		9,120
Agreement 2, Tranche 3 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed (in shares) | shares						0
Agreement 2, Tranche 4 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed (in shares) | shares				7,654
Common stock, value, subscriptions				$ 400

[1]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).